UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$343,862
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	177,802

		$521,664

Education — 27.7%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,198,354
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	552,530
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,304,520
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	865,065
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	560,015
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	485,874
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	848,775
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	675,800
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	670,326
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	615,714
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	829,808
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	879,818
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	288,680
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	656,742

		$10,432,021

Escrowed/Prerefunded — 1.7%
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	$315	$358,637
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	250,477
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	17,618

		$626,732

General Obligations — 11.4%
Chester County, 5.00%, 7/15/27	$500	$579,570
Daniel Boone Area School District, 5.00%, 8/15/32	465	515,439
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,227,260
Philadelphia School District, 6.00%, 9/1/38	985	1,126,347
West York Area School District, 5.00%, 4/1/33	750	855,915

		$4,304,531

Hospital — 28.4%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$569,825
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	834,157

Security	Principal Amount (000’s omitted)	Value
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	$750	$880,395
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	519,830
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	823,612
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,548,543
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,223,630
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	548,900
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	287,270
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,143,350
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	761,960
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	303,823
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,250,745

		$10,696,040

Housing — 4.6%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$295	$300,927
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	660	667,748
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	175	186,863
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	585	591,107

		$1,746,645

Industrial Development Revenue — 8.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$223,810
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	813,570
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	291,320
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,388,309
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	515,805

		$3,232,814

Insured-Education — 8.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$554,600
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,204,284
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	413,014
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	958,834

		$3,130,732

Insured-Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,107,076

		$1,107,076

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 5.0%
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$2,000	$1,888,980

		$1,888,980

Insured-General Obligations — 6.0%
Beaver County, (AGM), 5.55%, 11/15/31	$475	$527,830
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	25	28,299
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	866,002
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	850,200

		$2,272,331

Insured-Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$316,308
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,566,086

		$1,882,394

Insured-Industrial Development Revenue — 1.4%
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	$525	$538,503

		$538,503

Insured-Lease Revenue/Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$559,460
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,273,105

		$1,832,565

Insured-Special Tax Revenue — 2.3%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$689,691
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	165,045

		$854,736

Insured-Transportation — 9.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$564,165
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,738
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,888,416

		$3,461,319

Insured-Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$563,770

		$563,770

Senior Living/Life Care — 2.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,000	$382,480
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	100	109,031
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	205,138
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	203,758

		$900,407

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$126,254

		$126,254

Security	Principal Amount (000’s omitted)	Value
Transportation — 16.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$522,572
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	318,331
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	488,452
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,112,640
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,523,050
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	839,055
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	469,392
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,079,610

		$6,353,102

Utilities — 1.8%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$690,480

		$690,480

Water and Sewer — 4.2%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$752,835
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	831,405

		$1,584,240

Total Tax-Exempt Investments — 156.0% (identified cost $54,018,512)		$58,747,336

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%		$(21,175,284)

Other Assets, Less Liabilities — 0.2%		$97,912

Net Assets Applicable to Common Shares — 100.0%		$37,669,964

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 29.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 14.1% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Defaulted bond.

A summary of open financial instruments at February 28, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/15	27 U.S. Long Treasury Bond	Short	$(4,335,958)	$(4,369,781)	$(33,823)

At February 28, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $33,823.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,208,987

Gross unrealized appreciation	$5,258,464
Gross unrealized depreciation	(470,115)

Net unrealized appreciation	$4,788,349

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,747,336	$—	$58,747,336
Total Investments	$—	$58,747,336	$—	$58,747,336

Liability Description
Futures Contracts	$(33,823)	$—	$—	$(33,823)
Total	$(33,823)	$—	$—	$(33,823)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015